Contingencies and Commitments (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum obligations for operating leases
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438
Rent expense	14,992	17,786	17,203
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	1,173,107